BANK FINANCIAL ASSETS AND LIABILITIES - Group's remaining contractual maturity for its non-derivative financial liabilities (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
BANK FINANCIAL ASSETS AND LIABILITIES
Financial liabilities and commitments	₽ 290,513.0	₽ 231,232.0
Financial assets	324,938.0	257,920.0
Financial liabilities	(276,866.0)	226,186.0
Bank guarantees, contingent liabilities	18,691.0	21,869.0
Fixed interest rate risk
BANK FINANCIAL ASSETS AND LIABILITIES
Financial liabilities and commitments	217,534.0	183,847.0
Financial assets	277,060.0	237,890.0
Financial liabilities	(203,887.0)	178,801.0
Fixed interest rate risk | Fair value through profit or loss
BANK FINANCIAL ASSETS AND LIABILITIES
Financial assets		24,770.0
Fixed interest rate risk | Due to banks
BANK FINANCIAL ASSETS AND LIABILITIES
Financial liabilities and commitments	₽ 6,302.0	18,807.0
Financial assets		₽ 1,781.0
Weighted average interest rate	6.90%	8.40%
Fixed interest rate risk | Customer accounts
BANK FINANCIAL ASSETS AND LIABILITIES
Financial liabilities and commitments	₽ 198,608.0	₽ 158,195.0
Financial liabilities	₽ 186,437.0	₽ 153,681.0
Weighted average interest rate	8.10%	6.30%
Fixed interest rate risk | Debt securities issued
BANK FINANCIAL ASSETS AND LIABILITIES
Financial liabilities and commitments	₽ 11,837.0	₽ 6,117.0
Financial liabilities	₽ 10,481.0	₽ 5,581.0
Weighted average interest rate	8.90%	7.30%
Fixed interest rate risk | Lease obligations
BANK FINANCIAL ASSETS AND LIABILITIES
Financial liabilities and commitments	₽ 685.0	₽ 728.0
Financial liabilities	₽ (787.0)	₽ 732.0
Weighted average interest rate	8.30%	5.20%
Non-interest bearing financial instruments
BANK FINANCIAL ASSETS AND LIABILITIES
Financial liabilities and commitments	₽ 72,979.0	₽ 47,385.0
Financial assets	47,878.0	20,031.0
Financial liabilities		47,385.0
Non-interest bearing financial instruments | Due to banks
BANK FINANCIAL ASSETS AND LIABILITIES
Financial liabilities and commitments	4,700.0	2,623.0
Non-interest bearing financial instruments | Customer accounts
BANK FINANCIAL ASSETS AND LIABILITIES
Financial liabilities and commitments	63,259.0	38,496.0
Financial liabilities	63,259.0	38,496.0
Non-interest bearing financial instruments | Other financial liabilities
BANK FINANCIAL ASSETS AND LIABILITIES
Financial liabilities and commitments	5,020.0	6,266.0
Financial liabilities		6,266.0
1 - 30 days past due
BANK FINANCIAL ASSETS AND LIABILITIES
Financial liabilities and commitments	129,569.0	98,210.0
Financial assets	74,308.0	54,790.0
Financial liabilities	(128,752.0)	98,107.0
1 - 30 days past due | Fixed interest rate risk
BANK FINANCIAL ASSETS AND LIABILITIES
Financial liabilities and commitments	60,046.0	54,234.0
Financial assets	32,167.0	36,544.0
Financial liabilities	(59,229.0)	54,131.0
1 - 30 days past due | Fixed interest rate risk | Fair value through profit or loss
BANK FINANCIAL ASSETS AND LIABILITIES
Financial assets		24,769.0
1 - 30 days past due | Fixed interest rate risk | Due to banks
BANK FINANCIAL ASSETS AND LIABILITIES
Financial liabilities and commitments	6,230.0	18,788.0
Financial assets		1,781.0
1 - 30 days past due | Fixed interest rate risk | Customer accounts
BANK FINANCIAL ASSETS AND LIABILITIES
Financial liabilities and commitments	53,465.0	35,402.0
Financial liabilities	52,665.0	35,294.0
1 - 30 days past due | Fixed interest rate risk | Debt securities issued
BANK FINANCIAL ASSETS AND LIABILITIES
Financial liabilities and commitments	329.0	33.0
Financial liabilities	322.0	32.0
1 - 30 days past due | Fixed interest rate risk | Lease obligations
BANK FINANCIAL ASSETS AND LIABILITIES
Financial liabilities and commitments	22.0	11.0
Financial liabilities	(22.0)	17.0
1 - 30 days past due | Non-interest bearing financial instruments
BANK FINANCIAL ASSETS AND LIABILITIES
Financial liabilities and commitments	69,523.0	43,976.0
Financial assets	42,141.0	18,246.0
Financial liabilities		43,976.0
1 - 30 days past due | Non-interest bearing financial instruments | Due to banks
BANK FINANCIAL ASSETS AND LIABILITIES
Financial liabilities and commitments	4,700.0	2,623.0
1 - 30 days past due | Non-interest bearing financial instruments | Customer accounts
BANK FINANCIAL ASSETS AND LIABILITIES
Financial liabilities and commitments	62,546.0	38,496.0
Financial liabilities	62,546.0	38,496.0
1 - 30 days past due | Non-interest bearing financial instruments | Other financial liabilities
BANK FINANCIAL ASSETS AND LIABILITIES
Financial liabilities and commitments	2,277.0	2,857.0
Financial liabilities		2,857.0
1 month to 3 months
BANK FINANCIAL ASSETS AND LIABILITIES
Financial liabilities and commitments	19,794.0	15,156.0
Financial assets	21,403.0	19,368.0
Financial liabilities	(19,412.0)	14,992.0
1 month to 3 months | Fixed interest rate risk
BANK FINANCIAL ASSETS AND LIABILITIES
Financial liabilities and commitments	19,497.0	14,009.0
Financial assets	21,396.0	19,362.0
Financial liabilities	(19,115.0)	13,845.0
1 month to 3 months | Fixed interest rate risk | Customer accounts
BANK FINANCIAL ASSETS AND LIABILITIES
Financial liabilities and commitments	19,323.0	13,964.0
Financial liabilities	18,956.0	13,801.0
1 month to 3 months | Fixed interest rate risk | Debt securities issued
BANK FINANCIAL ASSETS AND LIABILITIES
Financial liabilities and commitments	128.0
Financial liabilities	114.0
1 month to 3 months | Fixed interest rate risk | Lease obligations
BANK FINANCIAL ASSETS AND LIABILITIES
Financial liabilities and commitments	45.0	45.0
Financial liabilities	(46.0)	44.0
1 month to 3 months | Non-interest bearing financial instruments
BANK FINANCIAL ASSETS AND LIABILITIES
Financial liabilities and commitments	297.0	1,147.0
Financial assets	7.0	6.0
Financial liabilities		1,147.0
1 month to 3 months | Non-interest bearing financial instruments | Other financial liabilities
BANK FINANCIAL ASSETS AND LIABILITIES
Financial liabilities and commitments	297.0	1,147.0
Financial liabilities		1,147.0
3 months to 1 year
BANK FINANCIAL ASSETS AND LIABILITIES
Financial liabilities and commitments	120,922.0	101,841.0
Financial assets	63,860.0	55,912.0
Financial liabilities	(115,225.0)	98,284.0
3 months to 1 year | Fixed interest rate risk
BANK FINANCIAL ASSETS AND LIABILITIES
Financial liabilities and commitments	118,476.0	99,579.0
Financial assets	63,857.0	55,897.0
Financial liabilities	(112,779.0)	96,022.0
3 months to 1 year | Fixed interest rate risk | Due to banks
BANK FINANCIAL ASSETS AND LIABILITIES
Financial liabilities and commitments		19.0
3 months to 1 year | Fixed interest rate risk | Customer accounts
BANK FINANCIAL ASSETS AND LIABILITIES
Financial liabilities and commitments	112,681.0	98,665.0
Financial liabilities	107,500.0	95,472.0
3 months to 1 year | Fixed interest rate risk | Debt securities issued
BANK FINANCIAL ASSETS AND LIABILITIES
Financial liabilities and commitments	5,561.0	695.0
Financial liabilities	5,057.0	350.0
3 months to 1 year | Fixed interest rate risk | Lease obligations
BANK FINANCIAL ASSETS AND LIABILITIES
Financial liabilities and commitments	222.0	200.0
Financial liabilities	(234.0)	200.0
3 months to 1 year | Non-interest bearing financial instruments
BANK FINANCIAL ASSETS AND LIABILITIES
Financial liabilities and commitments	2,446.0	2,262.0
Financial assets	3.0	15.0
Financial liabilities		2,262.0
3 months to 1 year | Non-interest bearing financial instruments | Other financial liabilities
BANK FINANCIAL ASSETS AND LIABILITIES
Financial liabilities and commitments	2,446.0	2,262.0
Financial liabilities		2,262.0
More than 1 to 5 years
BANK FINANCIAL ASSETS AND LIABILITIES
Financial liabilities and commitments	19,509.0	16,024.0
Financial assets	124,752.0	112,757.0
Financial liabilities	(12,761.0)	14,803.0
More than 1 to 5 years | Fixed interest rate risk
BANK FINANCIAL ASSETS AND LIABILITIES
Financial liabilities and commitments	19,509.0	16,024.0
Financial assets	124,752.0	112,757.0
Financial liabilities	(12,761.0)	14,803.0
More than 1 to 5 years | Fixed interest rate risk | Due to banks
BANK FINANCIAL ASSETS AND LIABILITIES
Financial liabilities and commitments	72.0
More than 1 to 5 years | Fixed interest rate risk | Customer accounts
BANK FINANCIAL ASSETS AND LIABILITIES
Financial liabilities and commitments	13,139.0	10,164.0
Financial liabilities	7,316.0	9,114.0
More than 1 to 5 years | Fixed interest rate risk | Debt securities issued
BANK FINANCIAL ASSETS AND LIABILITIES
Financial liabilities and commitments	5,819.0	5,389.0
Financial liabilities	4,988.0	5,199.0
More than 1 to 5 years | Fixed interest rate risk | Lease obligations
BANK FINANCIAL ASSETS AND LIABILITIES
Financial liabilities and commitments	393.0	471.0
Financial liabilities	(479.0)	471.0
Over 5 years
BANK FINANCIAL ASSETS AND LIABILITIES
Financial liabilities and commitments	6.0	1.0
Financial assets	27,909.0	11,346.0
Financial liabilities	(3.0)
Over 5 years | Fixed interest rate risk
BANK FINANCIAL ASSETS AND LIABILITIES
Financial liabilities and commitments	6.0	1.0
Financial assets	27,909.0	11,346.0
Financial liabilities	(3.0)
Over 5 years | Fixed interest rate risk | Lease obligations
BANK FINANCIAL ASSETS AND LIABILITIES
Financial liabilities and commitments	3.0	1.0
Financial liabilities	(6.0)
Maturity undefined
BANK FINANCIAL ASSETS AND LIABILITIES
Financial liabilities and commitments	713.0
Financial assets	12,706.0	3,747.0
Financial liabilities	(713.0)
Maturity undefined | Fixed interest rate risk
BANK FINANCIAL ASSETS AND LIABILITIES
Financial assets	6,979.0	1,984.0
Maturity undefined | Fixed interest rate risk | Fair value through profit or loss
BANK FINANCIAL ASSETS AND LIABILITIES
Financial assets		1.0
Maturity undefined | Non-interest bearing financial instruments
BANK FINANCIAL ASSETS AND LIABILITIES
Financial liabilities and commitments	713.0
Financial assets	5,727.0	₽ 1,764.0
Maturity undefined | Non-interest bearing financial instruments | Customer accounts
BANK FINANCIAL ASSETS AND LIABILITIES
Financial liabilities and commitments	713.0
Financial liabilities	₽ 713.0